INVESTMENT IN UNCONSOLIDATED ENTITY - Investments (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity		$ 10,002,368	$ 10,388,588
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity	$ 9,987,703	$ 10,002,368